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                                               Federated Growth
                                               Strategies Fund
                                               (formerly, Federated
                                               Growth Trust)






                                               Annual Report
                                               October 31, 1995


                                               Established 1984


Equity




President's Message

Dear Shareholder:

I am pleased to present the Annual Report for Federated Growth Strategies Fund which covers the twelve-month period ended October 31, 1995. This report begins with an interview with portfolio manager Jim Grefenstette, Assistant Vice President, Federated Research Corp. Following this interview, there are four additional items of shareholder interest: a breakdown of the voting results from the Special Meeting of the Trust shareholders held on August 14, 1995, a complete listing of the fund's stock holdings, a series of graphs showing investment performance, and the fund's financial statements.

Federated Growth Strategies Fund is managed to pursue long-term growth through a highly diversified portfolio. The fund's portfolio includes common stocks and convertible securities from more than 70 issuers representing key business sectors. Among the fund's holdings are familiar names such as Coca-Cola, Nike, Intel Corp., Johnson & Johnson, American Standard, Safeway, and Delta Air Lines.

Consistant with a favorable stock market environment, your fund recorded strong performance during the reporting period. In fact, the fund's net asset value increased by approximately 23% in Class A Shares between the first and last day of the reporting period. Dividends earned per Class A Shares during the reporting period totaled $0.94. Total return based on net asset value for the period was 29.03% for Class A Shares.* On October 31, 1995 total net assets stood at $250.5 million.

We encourage you to reinvest your earnings automatically in shares of Federated Growth Strategies Fund. It's a convenient way to increase your opportunity to participate in the growth of American companies. We trust you were pleased with the positive performance of your investment. As always, we welcome your comments and suggestions.

Sincerely,



J. Christopher Donahue
President
December 15, 1995

* Performance quoted reflects past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period (based on offering price) for Class A Shares were 21.92%.





Investment Review
-------------------------------------------------------------------------------


Jim Grefenstette
Assistant Vice President
Federated Research Corp.


Q
The stock market climbed to new heights during the period. Can you comment?

A
This year saw the confluence of a large number of positive situations come together to drive the value of equities to new highs: a sharp drop in interest rates, strong growth in Standard & Poor's 500 Stock Index ("S&P 500") earnings (aided by a weaker U.S. dollar), strong cash flows into mutual funds, and a huge net reduction in the market value of equities outstanding (as the result of mergers and acquisitions of public companies paid for with cash). While we believe that cash flows into mutual funds will stay strong and that interest rates will probably drift lower over time, we are not sure that we can count on a similar reduction in the market value of equities, and we think that S&P 500 earnings growth will be much lower over the next year or two.


Q
In this favorable environment, how did Federated Growth Stategies Fund perform?

A
Federated Growth Strategies Fund had a very strong year. As of October 31, 1995, the fund's total return was 29.03%,* which ranked it 83 out of 558 growth funds among the top 15% in the Lipper Growth Fund Universe for the period ended
     -                 -
October 31, 1995, according to Lipper Analytical Services, Inc.**


Q
What sectors drove the fund's performance? Looking forward, do these sectors continue to offer high growth potential?

A
The strongest performing sectors in our fund were Technology, Health Care, and Finance. These sectors offered the highest relative and absolute growth rates in our universe last year and we believe that most of the fundamental situations are in place for these sectors to repeat as high growers and strong performers in 1996.


* Performance quoted reflects past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

**Past performance is not indicative of future results. Lipper rankings are based on total return and do not take sales charges into account. During the ranking periods, certain Fund expenses were waived and/or advanced; otherwise, total return would have been lower. For the period ended October 31, 1995, the fund's five-year Lipper ranking was 91 out of 234 growth funds. For the period ended October 31, 1995, the fund's ten-year Lipper ranking was 51 out of 150 growth funds.




-------------------------------------------------------------------------------

Q
Can you review some of your current top holdings, along with a brief commentary on each?

A
Loral Corp.: This conglomerate of high-quality defense contractors generates a large amount of cash flow per share. Loral also has an exciting ownership interest in Globalstar, a company with plans to encircle the globe with low-orbit telecommunication satellities.

MBNA Corp.: This firm is the second largest credit card provider in the U.S. and #1 issuer of cards to common interest groups, which are also known as affinity groups. MBNA should benefit from lower rates, the secular increase in credit card usage, and the increasing penetration into the universe of affinity groups.

SunAmerica, Inc.: A provider of fixed and variable annuities, SunAmerica is one of the most leveraged beneficiaries of the shift towards increased savings in the U.S.

Potash Corporation of Saskatchewan, Inc.: As a leading producer of potash, a valuable ingredient in certain types of fertilizer, Potash should benefit from an expected increase in the demand for fertilizers both domestically and abroad.
Johnson & Johnson: This leading diversified provider of pharmaceuticals and health care products should experience strong sales growth from a mix of successful new products and increasing margins from the continued cost cutting of currently decentralized operations.



Q
With prices of large-company stocks at such high levels, where are you looking for fairly priced growth potential?

A
We will favor those sectors mentioned above (Health Care, Technology, and Finance), but we will look for those names that are attractive more in the mid-cap area. So much money moved into the market last year, that many large-fund managers had to invest in the large-cap names because they needed the liquidity that these stocks offered. Consequently, better-priced growth may now be found in mid-cap stocks.




-------------------------------------------------------------------------------

Q
What is your outlook for growth stocks as we enter 1996?

A
At least relative to more value-driven stocks, we are very positive on growth stocks. We anticipate a slower growing economy over the next twelve to eighteen months, which should bode well for stocks that can offer secular earnings growth. Investors should rotate away from more economically sensitive companies and pay premiums for those companies that can grow earnings despite the slower nature of the economy.




Shareholder Voting Results
-------------------------------------------------------------------------------


A Special Meeting of the Trust shareholders was held on August 14, 1995. On August 14, 1995, the record date for shareholders voting at the meeting, there were 10,339,661.120 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

Agenda                                                  BROKER
Item                          FOR       AGAINST        ABSTAIN         NON-VOTE

1. Election of three new Trustees*.

John T. Conroy 7,701,279.894  27,714.332          16,786.000          0
Peter E. Madden     7,701,279.894  27,714.332          16,786.000          0
John E. Murray 7,701,279.894  27,714.332          16,786.000          0

2. Approval of an amendment to the Trust's Declaration of Trust to allow the Trustees to make changes to the name of the Trust without shareholder approval.

          6,837,313.623  216,948.146    277,735.457    413,783.000

3. Approval of amendments to the Trust's Declaration of Trust to allow the Trust to establish and designate separate series and classes of shares.

          6,760,295.674  236,103.867    329,923.685    419,457.000
4. Approval of an amendment to the Trust's Declaration of Trust to allow a sale and conveyance of any individual portfolio of the trust or any of the Trust's assets to another open-end management investment company by majority vote.

          6,582,752.847  426,339.487    317,230.892    419,457.000

5. Approval of an amendment to the Trust's Declaration of Trust to allow the trustees to liquidate and dissolve any individual portfolio of the trust or the entire trust without shareholder approval if they deem such action to be in the best interest of the shareholders.

          6,341,431.599  667,740.897    317,149.730    419,458.000

*The following Directors of the Fund Continued their terms as Trustees of the
 Trust: John F. Donahue, Thomas G. Bigley, Jr., William J. Copeland, James E. Dowd, Lawrence D. Ellis, M.D., Edward L. Flaherty, Jr., Gregor F. Meyer, Wesley W. Posvar, Marjorie P. Smuts.



Two Ways You May Seek to Invest for Success in
Federated Growth Strategies Fund
-------------------------------------------------------------------------------

Initial Investment:

If you had made an initial investment of $12,000 in the Class A Shares of Federated Growth Strategies Fund on 8/23/84, reinvested dividends and capital gains, and didn't redeem any shares, your account would be worth $54,442 on 10/31/95. You would have earned a 14.47%* average annual total return for the 11-year investment life span.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 9/30/95, the Class A Shares' average annual one-year, five-year, and ten-year total returns were 24.97%, 13.47%, and 15.00%, respectively. Class B Shares' total return since inception on (8/15/95) was -0.94%. Class C Shares' total return since inception on (8/15/95) was 3.53%.


                              [GRAPH GOES HERE-SEE APPENDIX]


* Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 5.5% sales charge applicable to an initial investment in Class A Shares.

  Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.



Federated Growth Strategies Fund

-------------------------------------------------------------------------------

One Step at a Time:

$1,000 invested each year for 11 years (reinvesting all dividends and capital gains) grew to $24,362.

With this approach, the key is consistency.
If you had started investing $1,000 annually in the Class A Shares of Federated Growth Stra-tegies Fund on 8/23/84, reinvested your dividends and capital gains, and didn't redeem any shares, you would have invested only $12,000, but your account would have reached a total value of $24,362* by 10/31/95. You would have earned an average annual total return of 11.81%.

A practical investment plan helps you pursue long-term performance from growth oriented stocks. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time and compounding to work!


                              [GRAPH GOES HERE-SEE APPENDIX]


*No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices, and all accumulated shares have the ability to pay income to the investor.

 Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.




Federated Growth Strategies Fund
                                -
Hypothetical Investor Profile: Investing for a College Education
-------------------------------------------------------------------------------

David and Joan Rice are a fictitious couple who, like many shareholders, are searching for a way to make their money grow over time.

David and Joan are planning for the college education of their child in 10 years. On October 31, 1985, they invested $5,000 in the Class A Shares of Federated Growth Strategies Fund. Since then, David and Joan have made additional investments of $250 every month.

As this chart shows, over 10 years, the original $5,000 investment along with their additional monthly $250 investments totaling $35,000 has grown to $70,507. This represents an 11.88% average annual total return. For the Rices, a dedicated program of monthly investment really paid off.


                              [GRAPH GOES HERE-SEE APPENDIX]


This hypothetical scenario is provided for illustrative purposes only and does not represent the results obtained by any particular shareholder. Past performance does not guarantee future results.





Federated Growth Strategies Fund
                                -
Serving A Wide Range of Investors
-------------------------------------------------------------------------------

Federated Growth Strategies Fund appeals to a broad range of investors seeking long-term growth through growth oriented stocks.

The fund invests primarily in a diversified portfolio of stocks issued by some of America's leading corporations. Fund shares are not guaranteed, and the value of your investment may fluctuate. Mutual funds involve risk, including possible loss of principal.



                              [GRAPH GOES HERE-SEE APPENDIX]





Federated Growth Strategies Fund
                                -
Portfolio Update
-------------------------------------------------------------------------------




                              [GRAPH GOES HERE-SEE APPENDIX]








Federated Growth Strategies Fund
                                -
(Class A Shares)
-------------------------------------------------------------------------------

Growth of $10,000 Invested in Federated Growth Strategies Fund (Class A Shares) The graph below illustrates the hypothetical investment of $10,000 in the Federated Growth Strategies Fund (Class A Shares) (the "Fund") from October 31, 1985 to October 31, 1995 compared to the Standard and Poor's 500 Index (S&P
500)+ and the Lipper Growth Fund Index (LGFI).+



                              [GRAPH GOES HERE-SEE APPENDIX]



Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.


 *Represents a hypothetical investment of $10,000 in the Fund with no sales charge. As of August 15, 1995, the maximum sales charge was 5.50%. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the LGFI have been adjusted to reflect reinvestment of dividends on securities in the indices.

**Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

 +The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LGFI is not adjusted to reflect sales charges. The indices are unmanaged.
Federated Growth Strategies Fund
                                -
(Class B Shares)
-------------------------------------------------------------------------------

Growth of $10,000 Invested in Federated Growth Strategies Fund (Class B Shares)

The graph below illustrates the hypothetical investment of $10,000 in the Federated Growth Strategies Fund (Class B Shares) (the "Fund") from August 15, 1995 (start of performance) to October 31, 1995 compared to the Standard & Poor's 500 Index (S&P 500)+ and the Lipper Growth Fund Index (LGFI).+



                              [GRAPH GOES HERE-SEE APPENDIX]



Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

 *Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 5.50% contingent deferred sales charge on any redemption less than 1 year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the LGFI have been adjusted to reflect reinvestment of dividends on securities in the indices.

**Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

 +The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LGFI is not adjusted to reflect sales charges. The indices are unmanaged.




Federated Growth Strategies Fund
                                -
(Class C Shares)
--------------------------------------------------------------------------------

Growth of $10,000 Invested in Federated Growth Strategies Fund (Class C Shares)

The graph below illustrates the hypothetical investment of $10,000 in the Federated Growth Strategies Fund (Class C Shares) (the "Fund") from August 15, 1995 (start of performance) to October 31, 1995 compared to the Standard and Poor's 500 Index (S&P 500)+ and the Lipper Growth Fund Index (LGFI).+



                              [GRAPH GOES HERE-SEE APPENDIX]



Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

 *Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 1.00% contingent deferred sales charge on any redemption less than 1 year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the LGFI have been adjusted to reflect reinvestment of dividends on securities in the indices.

**Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

 +The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LGFI is not adjusted to reflect sales charges. The indices are unmanaged.




Federated Growth Strategies Fund
(formerly, Federated Growth Trust)
Portfolio of Investments
--------------------------------------------------------------------------------
October 31, 1995

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
EQUITIES--90.6%
------------------------------------------------------------------------------------------------
               COMMERCIAL SERVICES--1.9%
               ---------------------------------------------------------------------------------
       28,100  (a)Corrections Corp. America                                                       $    1,531,450
               ---------------------------------------------------------------------------------
       81,500  Olsten Corp.                                                                            3,137,750
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   4,669,200
               ---------------------------------------------------------------------------------  --------------
               CONSUMER DURABLES--1.3%
               ---------------------------------------------------------------------------------
      164,500  Brunswick Corp.                                                                         3,207,750
               ---------------------------------------------------------------------------------  --------------
               CONSUMER NON-DURABLES--7.8%
               ---------------------------------------------------------------------------------
       47,500  Coca-Cola Co.                                                                           3,414,062
               ---------------------------------------------------------------------------------
      145,000  (a)Gymboree Corp.                                                                       3,280,625
               ---------------------------------------------------------------------------------
       53,400  IBP, Inc.                                                                               3,197,325
               ---------------------------------------------------------------------------------
       57,000  Nike, Inc., Class B                                                                     3,234,750
               ---------------------------------------------------------------------------------
       58,100  Oakley, Inc.                                                                            2,004,450
               ---------------------------------------------------------------------------------
       52,000  Philip Morris Cos., Inc.                                                                4,394,000
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  19,525,212
               ---------------------------------------------------------------------------------  --------------
               CONSUMER SERVICES--3.4%
               ---------------------------------------------------------------------------------
       99,000  Service Corp. International                                                             3,972,375
               ---------------------------------------------------------------------------------
       90,000  (a)Viacom, Inc., Class B                                                                4,500,000
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   8,472,375
               ---------------------------------------------------------------------------------  --------------
               ELECTRONIC TECHNOLOGY--14.1%
               ---------------------------------------------------------------------------------
       60,000  (a)Applied Materials, Inc.                                                              3,007,500
               ---------------------------------------------------------------------------------
       45,000  (a)Cisco Systems, Inc.                                                                  3,487,500
               ---------------------------------------------------------------------------------
       55,000  (a)Digital Equipment Corp.                                                              2,976,875
               ---------------------------------------------------------------------------------
      120,000  Ericsson LM                                                                             2,563,125
               ---------------------------------------------------------------------------------
      130,700  (a)Integrated Device Technology, Inc.                                                   2,483,300
               ---------------------------------------------------------------------------------
       40,000  Intel Corp.                                                                             2,795,000
               ---------------------------------------------------------------------------------
      170,000  Loral Corp.                                                                             5,036,250
               ---------------------------------------------------------------------------------
       60,800  (a)LSI Logic Corp.                                                                      2,865,200
               ---------------------------------------------------------------------------------



Federated Growth Strategies Fund
(formerly, Federated Growth Trust)

--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
EQUITIES--CONTINUED
------------------------------------------------------------------------------------------------
               ELECTRONIC TECHNOLOGY--CONTINUED
               ---------------------------------------------------------------------------------
       53,800  Motorola, Inc.                                                                     $    3,530,625
               ---------------------------------------------------------------------------------
       57,700  Nokia (AB), ADR                                                                         3,216,775
               ---------------------------------------------------------------------------------
       46,500  Texas Instruments, Inc.                                                                 3,173,625
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  35,135,775
               ---------------------------------------------------------------------------------  --------------
               ENERGY MINERALS--2.2%
               ---------------------------------------------------------------------------------
       31,000  British Petroleum, Ltd., ADR                                                            2,735,750
               ---------------------------------------------------------------------------------
      168,500  YPF Sociedad Anonima, ADR                                                               2,885,563
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   5,621,313
               ---------------------------------------------------------------------------------  --------------
               FINANCE--14.8%
               ---------------------------------------------------------------------------------
       78,400  Aflac, Inc.                                                                             3,194,800
               ---------------------------------------------------------------------------------
      106,000  Bank of New York Co., Inc.                                                              4,452,000
               ---------------------------------------------------------------------------------
       70,000  Citicorp                                                                                4,541,250
               ---------------------------------------------------------------------------------
       80,200  First Commerce Corp.                                                                    2,486,200
               ---------------------------------------------------------------------------------
      110,300  Lehman Brothers Holdings, Inc.                                                          2,399,025
               ---------------------------------------------------------------------------------
      125,000  MBNA Corp.                                                                              4,609,375
               ---------------------------------------------------------------------------------
       70,000  MGIC Investment Corp.                                                                   3,981,250
               ---------------------------------------------------------------------------------
       44,800  NationsBank Corp.                                                                       2,945,600
               ---------------------------------------------------------------------------------
       81,400  Sunamerica, Inc.                                                                        5,067,150
               ---------------------------------------------------------------------------------
       65,100  Travelers Group, Inc.                                                                   3,287,550
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  36,964,200
               ---------------------------------------------------------------------------------  --------------
               HEALTH SERVICES--2.9%
               ---------------------------------------------------------------------------------
      100,000  (a)Foundation Health Corp.                                                              4,237,500
               ---------------------------------------------------------------------------------
      175,000  (a)Ornda Healthcorp                                                                     3,084,375
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   7,321,875
               ---------------------------------------------------------------------------------  --------------



Federated Growth Strategies Fund
(formerly, Federated Growth Trust)

--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
EQUITIES--CONTINUED
------------------------------------------------------------------------------------------------
               HEALTH TECHNOLOGY--12.4%
               ---------------------------------------------------------------------------------
       74,500  (a)Amgen, Inc.                                                                     $    3,576,000
               ---------------------------------------------------------------------------------
       44,500  (a)Genzyme Corp.                                                                        2,592,125
               ---------------------------------------------------------------------------------
       50,000  Johnson & Johnson                                                                       4,075,000
               ---------------------------------------------------------------------------------
       31,900  Lilly (Eli) & Co.                                                                       3,082,337
               ---------------------------------------------------------------------------------
       57,000  Medtronic, Inc.                                                                         3,291,750
               ---------------------------------------------------------------------------------
       58,300  Merck & Co., Inc.                                                                       3,352,250
               ---------------------------------------------------------------------------------
      180,000  Mylan Laboratories, Inc.                                                                3,420,000
               ---------------------------------------------------------------------------------
       67,400  Pfizer, Inc.                                                                            3,867,075
               ---------------------------------------------------------------------------------
      100,000  Teva Pharmaceutical Industries, Ltd., ADR                                               3,925,000
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  31,181,537
               ---------------------------------------------------------------------------------  --------------
               INDUSTRIAL SERVICES--3.6%
               ---------------------------------------------------------------------------------
      109,600  Coflexip, ADR                                                                           1,534,400
               ---------------------------------------------------------------------------------
      189,324  (a)USA Waste Services, Inc.                                                             3,975,804
               ---------------------------------------------------------------------------------
       79,100  (a)Western Atlas, Inc.                                                                  3,470,513
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   8,980,717
               ---------------------------------------------------------------------------------  --------------
               NON-ENERGY MINERALS--3.7%
               ---------------------------------------------------------------------------------
       50,700  AK Steel Holding Corp.                                                                  1,571,700
               ---------------------------------------------------------------------------------
       67,500  Potash Corporation of Saskatchewan, Inc.                                                4,699,688
               ---------------------------------------------------------------------------------
      104,500  UCAR Global Enterprises, Inc.                                                           2,978,250
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   9,249,638
               ---------------------------------------------------------------------------------  --------------
               PROCESS INDUSTRIES--2.6%
               ---------------------------------------------------------------------------------
       60,000  Champion International Corp.                                                            3,210,000
               ---------------------------------------------------------------------------------
      125,000  Praxair, Inc.                                                                           3,375,000
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   6,585,000
               ---------------------------------------------------------------------------------  --------------



Federated Growth Strategies Fund
(formerly, Federated Growth Trust)

--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
EQUITIES--CONTINUED
------------------------------------------------------------------------------------------------
               PRODUCER MANUFACTURING--7.0%
               ---------------------------------------------------------------------------------
       90,500  (a)American Standard Companies                                                     $    2,420,875
               ---------------------------------------------------------------------------------
       98,000  Dover Corp.                                                                             3,871,000
               ---------------------------------------------------------------------------------
      100,000  Greenfield Industries, Inc.                                                             3,000,000
               ---------------------------------------------------------------------------------
       71,000  Magna International, Inc. , Class A                                                     3,070,750
               ---------------------------------------------------------------------------------
       81,500  (a)Thermo Electron Corp.                                                                3,749,000
               ---------------------------------------------------------------------------------
      160,000  (a)Westinghouse Air Brakes                                                              1,400,000
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  17,511,625
               ---------------------------------------------------------------------------------  --------------
               RETAIL TRADE--2.4%
               ---------------------------------------------------------------------------------
       50,000  Premark International, Inc.                                                             2,312,500
               ---------------------------------------------------------------------------------
       79,200  (a)Safeway, Inc.                                                                        3,742,200
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   6,054,700
               ---------------------------------------------------------------------------------  --------------
               TECHNOLOGY SERVICES--2.0%
               ---------------------------------------------------------------------------------
      114,000  (a)DST Systems, Inc.                                                                    2,394,000
               ---------------------------------------------------------------------------------
       61,800  (a)Oracle Corp.                                                                         2,696,025
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   5,090,025
               ---------------------------------------------------------------------------------  --------------
               TRANSPORTATION--1.3%
               ---------------------------------------------------------------------------------
       50,000  Delta Air Lines, Inc.                                                                   3,281,250
               ---------------------------------------------------------------------------------  --------------
               UTILITIES--7.2%
               ---------------------------------------------------------------------------------
      102,300  CMS Energy Corp.                                                                        2,826,037
               ---------------------------------------------------------------------------------
       65,000  FPL Group, Inc.                                                                         2,721,875
               ---------------------------------------------------------------------------------
      160,000  MCI Communications Corp.                                                                3,990,000
               ---------------------------------------------------------------------------------
      167,500  (a)PanAmSat Corp.                                                                       2,533,438
               ---------------------------------------------------------------------------------
      122,100  Sonat, Inc.                                                                             3,510,375
               ---------------------------------------------------------------------------------



Federated Growth Strategies Fund
(formerly, Federated Growth Trust)

--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
EQUITIES--CONTINUED
------------------------------------------------------------------------------------------------
               UTILITIES--CONTINUED
               ---------------------------------------------------------------------------------
       62,000  Vodafone Group                                                                     $    2,534,250
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  18,115,975
               ---------------------------------------------------------------------------------  --------------
               TOTAL COMMON STOCKS (IDENTIFIED COST $191,906,522)                                    226,968,167
               ---------------------------------------------------------------------------------  --------------
CONVERTIBLE SECURITIES--5.2%
------------------------------------------------------------------------------------------------
               CONSUMER SERVICES--1.6%
               ---------------------------------------------------------------------------------
$  13,400,000  Boston Chicken, Inc., Conv. LYON, .08% accrual, 6/1/2015                                3,902,750
               ---------------------------------------------------------------------------------  --------------
               FINANCE--2.0%
               ---------------------------------------------------------------------------------
      120,000  First USA, Inc., PRIDES, $1.99                                                          4,980,000
               ---------------------------------------------------------------------------------  --------------
               TECHNOLOGY SERVICES--1.6%
               ---------------------------------------------------------------------------------
       60,900  General Motors Corp., Conv. Pfd., Series C, $3.25                                       4,080,300
               ---------------------------------------------------------------------------------  --------------
               TOTAL CONVERTIBLE SECURITIES (IDENTIFIED COST $10,591,019)                             12,963,050
               ---------------------------------------------------------------------------------  --------------
(B) REPURCHASE AGREEMENT--4.9%
------------------------------------------------------------------------------------------------
   12,310,000  J.P. Morgan Securities, Inc., 5.90%, dated 10/31/95, due 11/1/1995
               (AT AMORTIZED COST)                                                                    12,310,000
               ---------------------------------------------------------------------------------  --------------
               TOTAL INVESTMENTS (IDENTIFIED COST $214,807,541)(C)                                $  252,241,217
               ---------------------------------------------------------------------------------  --------------


 (a) Non-income producing security.

 (b) The repurchase agreement is fully collateralized by U.S. government obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

 (c) The cost of investments for federal tax purposes amounts to $214,807,541. The net unrealized appreciation of investments on a federal tax basis amounts to $37,433,676 which is comprised of $42,475,303 appreciation and $5,041,627 depreciation at October 31, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($250,512,270) at October 31, 1995.

The following acronyms are used throughout this portfolio:

ADR--American Depository Receipt
LYON--Liquid Yield Option Note
PRIDES--Preferred Redeemable Increased Dividend Equity Securities

(See Notes which are an integral part of the Financial Statements)


Federated Growth Strategies Fund
(formerly, Federated Growth Trust)
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
October 31, 1995

ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $214,807,541)                     $252,241,217
---------------------------------------------------------------------------------------------------
Income receivable                                                                                        216,664
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                        3,776,069
---------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                               316,057
---------------------------------------------------------------------------------------------------  -----------
    Total assets                                                                                     256,550,007
---------------------------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------------------
Payable for investments purchased                                                         $5,592,077
----------------------------------------------------------------------------------------
Payable for shares redeemed                                                                 240,824
----------------------------------------------------------------------------------------
Payable to Bank                                                                             117,346
----------------------------------------------------------------------------------------
Accrued expenses                                                                             87,490
----------------------------------------------------------------------------------------  ---------
    Total liabilities                                                                                  6,037,737
---------------------------------------------------------------------------------------------------  -----------
Net Assets for 9,552,807 shares outstanding                                                          $250,512,270
---------------------------------------------------------------------------------------------------  -----------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid in capital                                                                                      $161,711,242
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                            37,433,997
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                          51,266,162
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                      100,869
---------------------------------------------------------------------------------------------------  -----------
    Total Net Assets                                                                                 $250,512,270
---------------------------------------------------------------------------------------------------  -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------------------------
CLASS A SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($249,109,599 / 9,499,332 shares outstanding)                                   $26.22
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share (100/94.50 of $26.22)*                                                           $27.75
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share                                                                             $26.22
---------------------------------------------------------------------------------------------------  -----------
CLASS B SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($1,345,476 / 51,294 shares outstanding)                                        $26.23
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share                                                                                  $26.23
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share (94.50/100 of $26.23)**                                                     $24.79
---------------------------------------------------------------------------------------------------  -----------
CLASS C SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($57,195 / 2,181 shares outstanding)                                            $26.22
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share                                                                                  $26.22
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share (99.00/100 of $26.22)**                                                     $25.96
---------------------------------------------------------------------------------------------------  -----------


 *See "How To Purchase Shares" in the Prospectus.

**See "How To Redeem Shares" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


Federated Growth Strategies Fund
(formerly, Federated Growth Trust)
Statement of Operations
--------------------------------------------------------------------------------
Year Ended October 31, 1995

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Dividends                                                                                             $  4,084,557
----------------------------------------------------------------------------------------------------
Interest                                                                                                 1,533,321
----------------------------------------------------------------------------------------------------  ------------
    Total income                                                                                         5,617,878
----------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------
Investment advisory fee                                                                  $ 1,958,826
---------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    197,711
---------------------------------------------------------------------------------------
Custodian fees                                                                                64,622
---------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     197,076
---------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      7,432
---------------------------------------------------------------------------------------
Auditing fees                                                                                 17,700
---------------------------------------------------------------------------------------
Legal fees                                                                                     7,826
---------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     71,343
---------------------------------------------------------------------------------------
Distribution services fee--Class B Shares                                                      1,071
---------------------------------------------------------------------------------------
Distribution services fee--Class C Shares                                                         39
---------------------------------------------------------------------------------------
Shareholder services fee--Class A Shares                                                     652,572
---------------------------------------------------------------------------------------
Shareholder services fee--Class B Shares                                                         357
---------------------------------------------------------------------------------------
Shareholder services fee--Class C Shares                                                          13
---------------------------------------------------------------------------------------
Share registration costs                                                                      55,656
---------------------------------------------------------------------------------------
Printing and postage                                                                          27,112
---------------------------------------------------------------------------------------
Insurance premiums                                                                             7,018
---------------------------------------------------------------------------------------
Taxes                                                                                         12,436
---------------------------------------------------------------------------------------
Miscellaneous                                                                                  9,625
---------------------------------------------------------------------------------------  -----------
    Total expenses                                                                         3,288,435
---------------------------------------------------------------------------------------
Waivers--
---------------------------------------------------------------------------
  Waiver of shareholder services fee--Class A Shares                                        (407,139)
---------------------------------------------------------------------------------------  -----------
    Net expenses                                                                                         2,881,296
----------------------------------------------------------------------------------------------------  ------------
         Net investment income                                                                           2,736,582
----------------------------------------------------------------------------------------------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                        51,470,307
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                     8,029,038
----------------------------------------------------------------------------------------------------  ------------
    Net realized and unrealized gain on investments                                                     59,499,345
----------------------------------------------------------------------------------------------------  ------------
         Change in net assets resulting from operations                                               $ 62,235,927
----------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)


Federated Growth Strategies Fund
(formerly, Federated Growth Trust)
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                        YEAR ENDED OCTOBER 31,
                                                                                         1995            1994
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------------------
Net investment income                                                               $    2,736,582  $    3,676,162
----------------------------------------------------------------------------------
Net realized gain (loss) on investments ($51,266,240 and $9,574,806, respectively,
as computed for federal tax purposes)                                                   51,470,307       9,370,805
----------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                     8,029,038     (51,582,544)
----------------------------------------------------------------------------------  --------------  --------------
    Change in net assets resulting from operations                                      62,235,927     (38,535,577)
----------------------------------------------------------------------------------  --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------------------------
Distributions from net investment income
----------------------------------------------------------------------------------
  Class A Shares                                                                        (3,142,465)     (3,448,745)
----------------------------------------------------------------------------------
  Class B Shares                                                                          --              --
----------------------------------------------------------------------------------
  Class C Shares                                                                          --              --
----------------------------------------------------------------------------------
Distributions from net realized gains
----------------------------------------------------------------------------------
  Class A Shares                                                                        (9,574,950)     (9,252,795)
----------------------------------------------------------------------------------
  Class B Shares                                                                          --              --
----------------------------------------------------------------------------------
  Class C Shares                                                                          --              --
----------------------------------------------------------------------------------  --------------  --------------
    Change in net assets resulting from distributions to shareholders                  (12,717,415)    (12,701,540)
----------------------------------------------------------------------------------  --------------  --------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------------------
Proceeds from sale of shares                                                            85,256,559     161,557,597
----------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of distributions
declared                                                                                 6,491,787       5,957,016
----------------------------------------------------------------------------------
Cost of shares redeemed                                                               (211,384,336)   (256,459,141)
----------------------------------------------------------------------------------  --------------  --------------
    Change in net assets resulting from share transactions                            (119,635,990)    (88,944,528)
----------------------------------------------------------------------------------  --------------  --------------
         Change in net assets                                                          (70,117,478)   (140,181,645)
----------------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------------
Beginning of period                                                                    320,629,748     460,811,393
----------------------------------------------------------------------------------  --------------  --------------
End of period (including undistributed net investment income of $100,869 and
$508,103, respectively)                                                             $  250,512,270  $  320,629,748
----------------------------------------------------------------------------------  --------------  --------------


(See Notes which are an integral part of the Financial Statements)


Federated Growth Strategies Fund
(formerly, Federated Growth Trust)
Financial Highlights--Class A Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                                       YEAR
                                                                                                                     ENDED MAY
                                                            YEAR ENDED OCTOBER 31,                                      31,
                             1995       1994       1993       1992       1991       1990       1989       1988(A)      1988
NET ASSET VALUE,
BEGINNING OF PERIOD        $   21.28  $   23.92  $   21.16  $   21.58  $   16.78  $   20.99  $   17.18   $   16.93   $   17.67
-------------------------
INCOME FROM INVESTMENT
OPERATIONS
-------------------------
 Net investment income          0.24       0.21       0.20       0.33       0.57       0.75       0.59        0.09        0.25
-------------------------
 Net realized and
 unrealized gain (loss)
 on investments                 5.64      (2.18)      2.96       0.45       5.97      (2.69)      3.80        1.08       (0.23)
-------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  -----------  ---------
 Total from investment
 operations                     5.88      (1.97)      3.16       0.78       6.54      (1.94)      4.39        1.17        0.02
-------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  -----------  ---------
LESS DISTRIBUTIONS
-------------------------
 Distributions from net
 investment income             (0.26)     (0.19)     (0.23)     (0.33)     (0.61)     (0.79)     (0.52)      (0.15)      (0.20)
-------------------------
 Distributions from net
 realized gain on
 investment transactions       (0.68)     (0.48)     (0.17)     (0.87)     (1.13)     (1.48)     (0.06)      (0.77)      (0.56)
-------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  -----------  ---------
 Total distributions           (0.94)     (0.67)     (0.40)     (1.20)     (1.74)     (2.27)     (0.58)      (0.92)      (0.76)
-------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  -----------  ---------
NET ASSET VALUE, END OF
PERIOD                     $   26.22  $   21.28  $   23.92  $   21.16  $   21.58  $   16.78  $   20.99   $   17.18   $   16.93
-------------------------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  -----------  ---------
TOTAL RETURN (B)               29.03%     (8.43%)     15.06%      3.93%     41.54%    (10.41%)     25.87%       6.95%      0.50%
-------------------------
RATIOS TO AVERAGE NET
ASSETS
-------------------------
 Expenses                       1.10%      0.99%      0.96%      1.01%      1.01%      1.01%      1.01%       1.00%*      1.00%
-------------------------
 Net investment income          1.05%      0.89%      0.90%      1.54%      2.88%      4.00%      2.99%       1.30%*      1.39%
-------------------------
 Expense waiver/
 reimbursement (c)              0.16%    --         --         --           0.10%      0.22%      0.14%       0.60%*      0.15%
-------------------------
SUPPLEMENTAL DATA
-------------------------
 Net assets, end of
 period (000 omitted)        $249,110   $320,630  $460,811   $391,655    $275,561    $138,407  $134,735    $104,146    $102,395
-------------------------
 Portfolio turnover              125%        59%        57%        46%        54%        67%        79%         24 %        88%
-------------------------

                             1987       1986
NET ASSET VALUE,
BEGINNING OF PERIOD        $   16.03  $   11.66
-------------------------
INCOME FROM INVESTMENT
OPERATIONS
-------------------------
 Net investment income          0.28       0.27
-------------------------
 Net realized and
 unrealized gain (loss)
 on investments                 2.40       4.46
-------------------------  ---------  ---------
 Total from investment
 operations                     2.68       4.73
-------------------------  ---------  ---------
LESS DISTRIBUTIONS
-------------------------
 Distributions from net
 investment income             (0.26)     (0.29)
-------------------------
 Distributions from net
 realized gain on
 investment transactions       (0.78)     (0.07)
-------------------------  ---------  ---------
 Total distributions           (1.04)     (0.36)
-------------------------  ---------  ---------
NET ASSET VALUE, END OF
PERIOD                     $   17.67  $   16.03
-------------------------  ---------  ---------
TOTAL RETURN (B)               17.55%     41.58%
-------------------------
RATIOS TO AVERAGE NET
ASSETS
-------------------------
 Expenses                       1.00%      1.00%
-------------------------
 Net investment income          1.78%      2.35%
-------------------------
 Expense waiver/
 reimbursement (c)              0.18%      0.50%
-------------------------
SUPPLEMENTAL DATA
-------------------------
 Net assets, end of
 period (000 omitted)        $134,657   $47,318
-------------------------
 Portfolio turnover               66%        42%
-------------------------


 * Computed on an annualized basis.

 (a) For the five months ended October 31, 1988, the Fund changed its fiscal year-end from May 31 to October 31.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Federated Growth Strategies Fund
(formerly, Federated Growth Trust)
Financial Highlights--Class B Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                 PERIOD ENDED
                                                                                              OCTOBER 31, 1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                               $   25.51
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------
  Net investment income                                                                                (0.02)
------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                                0.74
------------------------------------------------------------------------------------------           -------
  Total from investment operations                                                                      0.72
------------------------------------------------------------------------------------------           -------
LESS DISTRIBUTIONS
------------------------------------------------------------------------------------------
  Distributions from net investment income                                                            --
------------------------------------------------------------------------------------------
  Distributions from net realized gain on investment transactions                                     --
------------------------------------------------------------------------------------------           -------
  Total distributions                                                                                 --
------------------------------------------------------------------------------------------           -------
NET ASSET VALUE, END OF PERIOD                                                                     $   26.23
------------------------------------------------------------------------------------------           -------
TOTAL RETURN (B)                                                                                        2.82%
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------------------
  Expenses                                                                                              2.04%*
------------------------------------------------------------------------------------------
  Net investment income                                                                                (0.66%)*
------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                             $1,345
------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                     125%
------------------------------------------------------------------------------------------


  * Computed on an annualized basis.

 (a) Reflects operations for the period from August 15, 1995 (date of initial public offering) to October 31, 1995.

(b) Based on net asset value, which does not reflect sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)


Federated Growth Strategies Fund
(formerly, Federated Growth Trust)
Financial Highlights--Class C Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                 PERIOD ENDED
                                                                                              OCTOBER 31, 1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                               $   25.51
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------
  Net investment income                                                                                (0.02)
------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                                0.73
------------------------------------------------------------------------------------------           -------
  Total from investment operations                                                                      0.71
------------------------------------------------------------------------------------------           -------
LESS DISTRIBUTIONS
------------------------------------------------------------------------------------------
  Distributions from net investment income                                                            --
------------------------------------------------------------------------------------------
  Distributions from net realized gain on investment transactions                                     --
------------------------------------------------------------------------------------------           -------
  Total distributions                                                                                 --
------------------------------------------------------------------------------------------           -------
NET ASSET VALUE, END OF PERIOD                                                                     $   26.22
------------------------------------------------------------------------------------------           -------
TOTAL RETURN (B)                                                                                        2.78%
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------------------
  Expenses                                                                                              2.05%*
------------------------------------------------------------------------------------------
  Net investment income                                                                                (0.71%)*
------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                                $57
------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                     125%
------------------------------------------------------------------------------------------


  * Computed on an annualized basis.

 (a) Reflects operations for the period from August 15, 1995 (date of initial public offering) to October 31, 1995.

(b) Based on net asset value, which does not reflect sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)


Federated Growth Strategies Fund
(formerly, Federated Growth Trust)
Notes to Financial Statements
--------------------------------------------------------------------------------
October 31, 1995

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two diversified portfolios. The financial statements included herein are only those of Federated Growth Strategies Fund (the "Fund"). As of October 31, 1995, the other portfolio was effective, but did not have public investment. The assets of the portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

Effective August 15, 1995, the shareholders approved a change in the name of the Fund from Federated Growth Trust to Federated Growth Strategies Fund.

Also effective August 15, 1995, the Board of Trustees (the "Trustees") established three classes of shares for the Fund, known as Class A Shares, Class B Shares, and Class C Shares. Class A Shares maintain the historical performance of Federated Growth Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

Federated Growth Strategies Fund
(formerly, Federated Growth Trust)

--------------------------------------------------------------------------------

     INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     RECLASSIFICATION--Income distribution and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Accordingly, permanent book and tax differences have been reclassified to paid-in capital. These differences are primarily due to differing treatments for book tax differences in gain and ordinary income distributions. Amounts as of October 31, 1995 have been reclassified to reflect the following:

                          INCREASE (DECREASE)
                          ACCUMULATED NET          UNDISTRIBUTED NET
  PAID-IN CAPITAL       REALIZED GAIN/LOSS         INVESTMENT INCOME
        $2,286               ($    935)                ($  1,351)


     Net investment income, net realized gains/losses, and net assets were not affected by this change.

     OTHER--Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:


Federated Growth Strategies Fund
(formerly, Federated Growth Trust)

--------------------------------------------------------------------------------

                                                                       YEAR ENDED OCTOBER 31,
                                                                1995                           1994
CLASS A SHARES                                        SHARES         AMOUNT          SHARES          AMOUNT
Shares sold                                           3,574,020  $    83,512,397      7,063,731  $   161,557,597
--------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                       328,335        6,491,787        259,280        5,957,016
--------------------------------------------------
Shares redeemed                                      (9,466,879)    (211,046,538)   (11,526,631)    (256,459,141)
--------------------------------------------------  -----------  ---------------  -------------  ---------------
  Net change resulting from Class A share
  transactions                                       (5,564,524) ($  121,042,354)    (4,203,620) ($   88,944,528)
--------------------------------------------------  -----------  ---------------  -------------  ---------------
                                                            PERIOD ENDED
                                                        OCTOBER 31, 1995 (A)
CLASS B SHARES                                        SHARES         AMOUNT
Shares sold                                              63,517  $     1,671,107
--------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                  --             --
--------------------------------------------------
Shares redeemed                                         (12,223)        (322,715)
--------------------------------------------------  -----------  ---------------
  Net change resulting from Class B share
  transactions                                           51,294  $     1,348,392
--------------------------------------------------  -----------  ---------------


(a) Reflects operations for the period from August 15, 1995 (date of initial public offering) to October 31, 1995.

                                                            PERIOD ENDED
                                                        OCTOBER 31, 1995 (B)
CLASS C SHARES                                        SHARES         AMOUNT
Shares sold                                               2,756  $        73,055
--------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                  --             --
--------------------------------------------------
Shares redeemed                                            (575)         (15,083)
--------------------------------------------------  -----------  ---------------
  Net change resulting from Class C share
  transactions                                            2,181  $        57,972
--------------------------------------------------  -----------  ---------------
     Net change resulting from share transactions    (5,511,049) ($  119,635,990)
--------------------------------------------------  -----------  ---------------


(b) Reflects operations for the period from August 15, 1995 (date of initial public offering) to October 31, 1995.


Federated Growth Strategies Fund
(formerly, Federated Growth Trust)

--------------------------------------------------------------------------------

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to .75 of 1% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/ or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. This fee is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B and Class C shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

                           % OF AVG. DAILY
   SHARE CLASS NAME      NET ASSETS OF CLASS
       Class B Shares          0.75 of 1%
       Class C Shares          0.75 of 1%


SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25 of 1% of average daily net assets of the Fund for the period. This fee is to obtain certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.


Federated Growth Strategies Fund
(formerly, Federated Growth Trust)

--------------------------------------------------------------------------------

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended
October 31, 1995, were as follows:

--------------------------------------------------------------------------------------------------
PURCHASES                                                                                           $  308,315,246
--------------------------------------------------------------------------------------------------  --------------
SALES                                                                                               $  426,152,971
--------------------------------------------------------------------------------------------------  --------------



Report of Ernst & Young LLP,
Independent Auditors
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
FEDERATED EQUITY FUNDS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Growth Strategies Fund (formerly, Federated Growth Trust), (a portfolio of Federated Equity Funds) as of October 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Growth Strategies Fund at October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented therein, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
December 12, 1995


Directors                              Officers

--------------------------------------------------------------------------------

John F. Donahue                        John F. Donahue
Thomas G. Bigley                         Chairman
John T. Conroy, Jr.                    J. Christopher Donahue
William J. Copeland                      President
J. Christopher Donahue                 Edward C. Gonzales
James E. Dowd                            Executive Vice President
Lawrence D. Ellis, M.D.                John W. McGonigle
Edward L. Flaherty, Jr.                  Executive Vice President and Secretary
Peter E. Madden                        Richard B. Fisher
Gregor F. Meyer                          Vice President
John E. Murray, Jr.                    David M. Taylor
Wesley W. Posvar                         Treasurer
Marjorie P. Smuts                      S. Elliott Cohan
                                         Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.






[LOGO OF FEDERATED FUNDS]


Federated Securities Corp. is the Distributor of the fund.

A Subsidiary of Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779



Cusip 314172107
Cusip 314172206
Cusip 314172305
G01228-08 (12/95)


                                 APPENDIX

A. The graphic representation here displayed entitled "Initial Investment of $12,000," consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The lighter-shaded portion represents the value of Reinvested Income for the Class A Shares of Federated Growth Strategies Fund (the "Fund"). The darker-shaded portion reflects the Principal Value of a $12,000/1,134 Shares investment in the Fund. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an initial investment of $12,000 in the Fund on 8/23/84, would have a reinvested total worth of $54,442/2,076 on 10/31/95. The "x" axis reflects computation periods from 8/23/84 to 10/31/95. The right margin of the chart reflects the ending values of a hypothetical investment of $12,000 in the Fund measured in increments of $10,000 ranging from $0 to $60,000.

B. The graphic representation here displayed, entitled "Yearly Investments of $1000," consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The lighter-shaded portion represents the value of Reinvested Income for the Class A Shares of Federated Growth Strategies Fund (the "Fund"). The darker-shaded portion reflects the Principal Value of a $1000/95 Shares investment in the Fund (totaling $12,000 by 10/31/95). The color-coded mountain chart is a visual representation of the narrative text above it, which shows that $1000 annual investments in the Class A Shares of Federated Growth Strategies Fund beginning on 8/23/84 would have a reinvested total value of $24,362/929 shares on 10/31/95. The "x" axis reflects computation periods from 8/23/84 to 10/31/95. The right margin of the chart reflects the ending values of a hypothetical annual investment of $1000 in the Fund measured in increments of $5000 ranging from $0 to $25,000.
C. The graphic representation here displayed, entitled "Growth Over Time," consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The lighter-shaded portion represents the value of Reinvested Income for the Class A Shares of Federated Growth Strategies Fund (the "Fund") the darker-shaded portion represents the Principal Value of original and subsequent investments (totaling $35,000 by 10/31/95). The color-coded mountain is a visual representation of the narrative text above it, which shows that an original $5000/405 Shares investment in the Fund and additional investments of $250 every month for 10 years totaling $35,000 by 10/31/95 would have grown to a reinvested total value of $70,507/2,689 Shares on 10/31/95. The "x" axis reflects computation periods from 10/31/85 to 10/31/95. The right margin of the chart reflects the ending values of a hypothetical original investment of $5000 and subsequent monthly investments of $250 in the Fund measured in increments of $15,000 ranging from $0 to $75,000.

D. The graphic representation here displayed consists of a list entitled "Some of the Fund's Major Shareholder Groups". The list includes the following investment groups and their dollar amounts invested in Federated Growth Strategies Fund:

          IRA's                                   $23,514,936
          Individuals and Joint Tenants                    3,669,423
          Corporations                                2,033,507
          Trusts                                         867,877
          Custodians(under Uniform Gift to Minors Act)        614,716

E. The graphic representation here displayed consists of a list entitled "Top Ten Holdings". The list includes the following holdings of the Federated Growth Strategies Fund and the percentage of Net Assets as of 10/31/95:

     Sunamerica, Inc.              2.02%
     Loral Corp.                   2.01%
     First USA, Inc., PRIDES, $1.99     1.99%
     Potash Corporation of Saskatchewa  1.88%
     MBNA Corp.                    1.84%
     Citicorp                 1.81%
     Viacom, Inc., Class B              1.80%
     Bank of New York Co., Inc.         1.77%
     Philip Morris Cos., Inc.      1.75%
     Foundation Health Corp.       1.69%

F. The graphic representation here displayed consists of a boxed legend in the bottom center indicating the components of the corresponding line graph. Federated Growth Strategies Fund (Class A Shares) (the "Fund") is represented by a solid black line. Standard & Poor's 500 Index (S&P 500) is represented by a broken line. Lipper Growth Fund Index (LGFI) is represented by a series of dashes. The line graph is a visual representation of a comparison of a change in value of a hypothetical $10,000 investment in the Fund, the S&P 500, and the LGFI. The "x" axis reflects computation periods from 10/31/85 to 10/31/95. The "y" axis reflects the cost of investment in $6000 increments ranging from $9000 to $45,000. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the S&P 500 and the LGFI; the ending values are $39,531, $42,018, and $37,458, respectively. Below the legend is the Average Annual Total Returns for the one-year, five-year, ten-year, and Start of Performance (8/23/84) for the period ended October 31,1995; the Average Annual Total Returns are 21.92%, 13.57%, 14.09%, and 14.47%, respectively.

G. The graphic representation here displayed consists of a boxed legend in the bottom center indicating the components of the corresponding line graph. Federated Growth Strategies Fund (Class B Shares) (the "Fund") is represented by a solid black line. Standard & Poor's 500 Index (S&P 500) is represented by a broken line. Lipper Growth Fund Index (LGFI) is represented by a series of dashes. The line graph is a visual representation of a comparison of a change in value of a hypothetical $10,000 investment in the Fund, the S&P 500, and the LGFI. The "x" axis reflects computation periods from 8/15/95 to 10/31/95. The "y" axis reflects the cost of investment in $500 increments ranging from $9000 to $11,000. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the S&P 500 and the LGFI; the ending values were $9,733, $10,473, and $10,160, respectively. Below the legend is Average Annual Total Return for the period ended October 31, 1995, for the Start of Performance (8/15/95) (cumulative), totaling (2.67%).

H. The graphic representation here displayed consists of a boxed legend in the bottom center indicating the components of the corresponding line graph. Federated Growth Strategies Fund (Class C Shares) (the "Fund") is represented by a solid black line. Standard & Poor's 500 Index (S&P 500) is represented by a broken line. Lipper Growth Fund Index (LGFI) is represented by a series of dashes. The line graph is a visual representation of a comparison of a change in value of a hypothetical $10,000 investment in the Fund, the S&P 500, and the LGFI. The "x" axis reflects computation periods from 8/15/95 to 10/31/95. The "y" axis reflects the cost of investment in $500 increments ranging from $9000 to $11,000. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the S&P 500 and the LGFI; the ending values are $10,176, $10,473, and $10,160, respectively. Below the legend is the Average Annual Total Return for the period ended October 31, 1995, for